Advent Convertible Bond ETF
Schedule of Investments
May 31, 2025 (Unaudited)

CONVERTIBLE BONDS - 90.2%	Par	Value
Automobiles - 2.8%
Rivian Automotive, Inc., 4.63%, 03/15/2029	311,000	$332,187
Winnebago Industries, Inc., 3.25%, 01/15/2030	437,000	384,778
		716,965

Biotechnology - 5.7%
Exact Sciences Corp., 0.38%, 03/01/2028	355,000	326,423
Halozyme Therapeutics, Inc., 0.25%, 03/01/2027	240,000	245,350
Ionis Pharmaceuticals, Inc., 1.75%, 06/15/2028	509,000	510,909
Travere Therapeutics, Inc., 2.25%, 03/01/2029	398,000	377,622
		1,460,304

Broadline Retail - 1.0%
Etsy, Inc., 0.13%, 09/01/2027	288,000	257,688

Capital Markets - 1.5%
Coinbase Global, Inc., 0.25%, 04/01/2030	357,000	387,345

Communications Equipment - 2.6%
Lumentum Holdings, Inc.
0.50%, 12/15/2026	243,000	260,861
0.50%, 06/15/2028	407,000	391,737
		652,598

Electric Utilities - 3.2%
FirstEnergy Corp., 4.00%, 05/01/2026	309,000	315,257
PG&E Corp., 4.25%, 12/01/2027	490,000	509,600
		824,857

Electronic Equipment, Instruments & Components - 3.6%
Itron, Inc., 0.00%, 03/15/2026 (a)	484,000	516,428
Vishay Intertechnology, Inc., 2.25%, 09/15/2030	456,000	396,492
		912,920

Financial Services - 6.3%
Block, Inc., 0.25%, 11/01/2027	284,000	253,399
Global Payments, Inc., 1.50%, 03/01/2031	355,000	312,578
PennyMac Corp., 5.50%, 03/15/2026	254,000	251,778
Shift4 Payments, Inc., 0.50%, 08/01/2027	734,000	782,811
		1,600,566

Ground Transportation - 1.5%
Lyft, Inc., 0.63%, 03/01/2029	122,000	129,564
Uber Technologies, Inc., 0.00%, 12/15/2025 (a)	224,000	253,344
		382,908

Health Care Equipment & Supplies - 4.9%
Dexcom, Inc., 0.38%, 05/15/2028	558,000	520,009
Enovis Corp., 3.88%, 10/15/2028	254,000	248,412
Tandem Diabetes Care, Inc., 1.50%, 03/15/2029	488,000	482,827
		1,251,248

Health Care Providers & Services - 1.0%
NeoGenomics, Inc., 0.25%, 01/15/2028	303,000	259,060

Health Care Technology - 2.7%
Evolent Health, Inc., 3.50%, 12/01/2029	309,000	244,110
Teladoc Health, Inc., 1.25%, 06/01/2027	473,000	435,775
		679,885

Hotel & Resort REITs - 1.5%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	407,000	382,191

Hotels, Restaurants & Leisure - 13.7%
Airbnb, Inc., 0.00%, 03/15/2026 (a)	446,000	428,825
DraftKings Holdings, Inc., 0.00%, 03/15/2028 (a)	859,000	763,651
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	561,000	522,572
NCL Corp. Ltd., 1.13%, 02/15/2027	786,000	757,704
Penn Entertainment, Inc., 2.75%, 05/15/2026	759,000	761,734
Shake Shack, Inc., 0.00%, 03/01/2028 (a)	257,000	266,637
		3,501,123

Household Durables - 1.5%
Meritage Homes Corp., 1.75%, 05/15/2028	400,000	388,201

Interactive Media & Services - 1.2%
Snap, Inc., 0.50%, 05/01/2030	380,000	318,630

IT Services - 6.0%
Akamai Technologies, Inc., 1.13%, 02/15/2029	522,000	490,419
Cloudflare, Inc., 0.00%, 08/15/2026 (a)	248,000	276,086
DigitalOcean Holdings, Inc., 0.00%, 12/01/2026 (a)	811,000	761,874
		1,528,379

Media - 1.0%
Cable One, Inc., 0.00%, 03/15/2026 (a)	268,000	253,528

Oil, Gas & Consumable Fuels - 2.5%
Northern Oil & Gas, Inc., 3.63%, 04/15/2029	377,000	379,922
Peabody Energy Corp., 3.25%, 03/01/2028	248,000	254,200
		634,122

Pharmaceuticals - 3.0%
Amphastar Pharmaceuticals, Inc., 2.00%, 03/15/2029	293,000	257,511
Jazz Investments I Ltd., 2.00%, 06/15/2026	488,000	498,126
		755,637

Professional Services - 1.2%
Parsons Corp., 2.63%, 03/01/2029	298,000	307,089

Semiconductors & Semiconductor Equipment - 5.0%
MKS, Inc., 1.25%, 06/01/2030	410,000	375,803
ON Semiconductor Corp.
0.00%, 05/01/2027 (a)	359,000	388,635
0.50%, 03/01/2029	585,000	510,559
		1,274,997

Software - 10.0%
Confluent, Inc., 0.00%, 01/15/2027 (a)	407,000	376,475
Dropbox, Inc., 0.00%, 03/01/2028 (a)	371,000	379,904
Five9, Inc., 1.00%, 03/15/2029	598,000	521,157
PagerDuty, Inc., 1.50%, 10/15/2028	403,000	376,805
Rapid7, Inc., 1.25%, 03/15/2029	293,000	253,987
Workiva, Inc., 1.25%, 08/15/2028	682,000	634,771
		2,543,099

Specialty Retail - 2.3%
Wayfair, Inc.
3.25%, 09/15/2027	373,000	390,531
3.50%, 11/15/2028	165,000	197,175
		587,706

Technology Hardware, Storage & Peripherals - 1.9%
Super Micro Computer, Inc., 3.50%, 03/01/2029	471,000	475,474

Trading Companies & Distributors - 1.1%
Xometry, Inc., 1.00%, 02/01/2027	259,000	267,778

Utilities - 1.5%
American Water Capital Corp., 3.63%, 06/15/2026	371,000	377,307
TOTAL CONVERTIBLE BONDS (Cost $22,879,228)		22,981,605

CONVERTIBLE PREFERRED STOCKS - 8.9%	Shares	Value
Banks - 7.9%
Bank of America Corp., Series L, 7.25%, Perpetual	875	1,015,875
Wells Fargo & Co., Series L, 7.50%, Perpetual	877	996,272
		2,012,147

Financial Services - 1.0%
AMG Capital Trust II, 5.15%, 10/15/2037	4,779	250,687
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,318,272)		2,262,834

SHORT-TERM INVESTMENTS - 0.5%		Value
Money Market Funds - 0.5%	Shares
First American Government Obligations Fund - Class X, 4.23% (b)	138,632	138,632
TOTAL SHORT-TERM INVESTMENTS (Cost $138,632)		138,632

TOTAL INVESTMENTS - 99.6% (Cost $25,336,132)		25,383,071
Other Assets in Excess of Liabilities - 0.4%		105,789
TOTAL NET ASSETS - 100.0%		$25,488,860
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Zero coupon bonds make no periodic interest payments.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Advent Convertible Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	–	22,981,605	–	22,981,605
Convertible Preferred Stocks	2,012,147	250,687	–	2,262,834
Money Market Funds	138,632	–	–	138,632
Total Investments	2,150,779	23,232,292	–	25,383,071

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.